Advance to suppliers	12 Months Ended
Dec. 31, 2023
Advance to suppliers
Advance to suppliers

8.Advance to suppliers

On December 31, 2023, the Company had outstanding balances for advances with domestic and foreign suppliers and for freight forwarders in the amount of $7,062 ($1,624 on December 31, 2022).